Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

15. RELATED PARTY TRANSACTIONS

Related party balances with BIHL and consolidated subsidiaries

The Company has various related party transactions with FGRBPL, its parent, BIHL and BIHL’s condensed consolidated subsidiaries. These transactions primarily relate to mine maintenance services provided by FGRBPL to BGBPL in connection with the TSA. In order to fund these transactions, at times, money is advanced to a BIHL condensed consolidated entity, thereby creating a due from/due to balance. BIHL through its subsidiaries carry out the business activities of the mine and the amounts advanced are used to fund these activities. The break-out of this net balance due as of June 30, 2025 and December 31, 2024 by BIHL condensed consolidated entity is as follows:

	As of June 30,	As of December 31,
Legal entity name	2025	2024
	(due to)/due from	(due to)/due from
FGR-BPL	$(4,386,253)	$(3,887,334)
Future Global Resources Limited (“FGR”)	2,001,471	1,762,907
Blue International Holdings Limited (“BIHL”)	2,475,281	23,314
	$90,499	$(2,101,113)

On June 30, 2025, the Company was owed a net amount of $90,499 from BIHL and its condensed consolidated subsidiaries and included in accounts receivable – related parties on the condensed consolidated balance sheets. On December 31, 2024, the Company owed a net amount of $2,101,113 to BIHL and its condensed consolidated subsidiaries and included in accounts payable – related parties on the condensed consolidated balance sheets. The balance is due on demand. Interest is calculated on a monthly basis based on SOFR plus 1% on funds advanced as well as funds received. For the six months ended June 30, 2025, a net amount of related party interest expense of $17,126 was recorded in the statement of operations and remains accrued at June 30, 2025 and is included in accounts payable related party in the condensed consolidated Balance Sheet. For the six months ended June 30, 2025, the Company accrued expenses of $477,907 in connection with the TSA which has been included in plant maintenance costs in the condensed consolidated statement of operations.

Other Related party balances

Prior to the close of the Business Combination, the sponsor of PC4 and another affiliated company advanced the company funds to pay certain working capital costs. On June 25, 2025, BGL assumed $315,904 of these balances which is included in accounts payable- related party on the condensed consolidated balance sheets.

On June 25, 2025, BGHL owed BCMP $81,813 being the remaining balance outstanding from the consideration payable pursuant to the March 2025 Preferred Stock Purchase Agreement, which is included in accounts payable- related party on the condensed consolidated balance sheets.

4. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2024, Perception paid outstanding balances of $6,961 on behalf of the Company. At December 31, 2024, $6,961 was owing and recorded in due to related party balance on the accompanying balance sheet. The amount is due on demand.

PERCEPTION CAPITAL CORP IV [Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

Note 3 - Related Party Transactions

Founder Shares

On June 9, 2021, the Original Sponsor purchased 5,750,000 shares (the “Founder Shares”) of the Company’s Class B ordinary shares, par value $0.0001 (“Class B ordinary shares”) for an aggregate price of $25,000. The Original Sponsor subsequently transferred an aggregate of 402,500 Founder Shares to members of the Company’s board of directors, management team, board of advisors and/or their estate planning vehicles for the same per-share consideration that it originally paid for such shares, resulting in the Original Sponsor holding 5,347,500 Founder Shares.

As of the Closing Date, the Initial Shareholders held 5,750,000 Founder Shares.

The Founder Shares are identical to the Class A Ordinary Shares sold in the Public Offering except that:

●	the Founder Shares are subject to certain transfer restrictions, as described in more detail below;

●	the Founder Shares are entitled to registration rights;

●	only holders of Class B ordinary shares will have the right to vote in a vote to continue the Company in a jurisdiction outside the Cayman Islands (which requires the approval of at least two-thirds of the votes of all ordinary shares);

●	the Sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which have agreed to (A) waive their redemption rights with respect to their founder shares and public shares in connection with the completion of our initial business combination, (B) waive their redemption rights with respect to their founder shares and public shares in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) that would modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated an initial business combination by April 15, 2025 (or as late as November 15, 2025 if the Company further extends the deadline and makes the required deposit into the Trust Account) or (B) with respect to any other provisions relating to shareholders’ rights or pre-initial business combination activity, (C) waive their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination by April 15, 2025 (or as late as November 15, 2025 if the Company further extends the deadline and makes the required deposit into the Trust Account), although they will be entitled to liquidating distributions from the trust account with respect to any public shares they hold if we fail to complete our initial business combination within such time period and (D) vote any founder shares held by them and any public shares purchased during or after the Public Offering (including in open market and privately-negotiated transactions) in favor of our initial business combination; and

●	the founder shares are automatically convertible into Class A Ordinary Shares at the time of the consummation of a Business Combination on a one-for-one basis, subject to adjustment as described in the Company’s amended and restated memorandum and articles of association.

The initial shareholders agree, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of the initial business combination or (B) subsequent to the initial business combination, (x) if the last sale price of the Class A Ordinary Shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial business combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their shares of ordinary shares for cash, securities or other property.

On May 9, 2023, pursuant to the terms of the Company’s Charter, as amended, the holders of the Class B ordinary shares, totaling 5,750,000 Class B ordinary shares, elected to convert 5,749,999 Class B ordinary share held by them on a one-for-one basis into non-redeemable Class A ordinary shares, with immediate effect (see Note 4).

Private Placement Warrants

On the Closing Date, the Original Sponsor purchased from the Company 11,700,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, or $11,700,000, in a Private Placement that occurred in conjunction with the completion of the Public Offering. Each Private Placement Warrant entitles the holder to purchase one Class A Ordinary Share at $11.50 per share, subject to adjustment. The Private Placement Warrants will not be redeemable by the Company so long as they are held by the Sponsor or its permitted transferees. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants. The New Sponsor, or its permitted transferees, will have the option to exercise the Private Placement Warrants on a cashless basis. The Private Placement Warrants are not transferable, assignable or saleable until 30 days after the completion of a Business Combination.

If the Company does not complete a Business Combination within the extended date of April 15, 2025, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Company’s Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

On November 6, 2023, the Original Sponsor and New Sponsor consummated the transactions contemplated by the SPA pursuant to which, among other things, New Sponsor acquired certain of the Original Sponsor’s (i) Class A Ordinary Shares and (ii) Private Placement Warrants, subject to the terms and conditions described in the SPA.

On September 6, 2024, the Company entered into a Warrant Exchange Agreement by and between the Company and New Sponsor pursuant to which the New Sponsor agreed to exchange its 9,067,500 private placement warrants for an aggregate of 755,625 Class A Ordinary Shares (the “Exchange Shares”). This equates to a conversion ratio of one Class A ordinary share for each 12 Private Warrants. The Exchange Shares shall rank pari passu with the existing Ordinary Shares, other than that the Exchange Shares shall not confer on the holder thereof (i) any right to receive funds from the Trust, or (ii) any right to vote on a resolution to approve a Business Combination (as such term is defined in the Company’s articles of association). The Exchange Shares will be restricted securities under the Securities Act of 1933, as amended. As of December 31, 2024, there were 2,632,500 Private Placement Warrants outstanding.

Indemnity

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company discussed entering into a transaction agreement, reduces the amount of funds in the Trust Account to below (i) $10.20 per public share or (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.20 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under our indemnity of the Underwriters of the Public Offering against certain liabilities, including liabilities under the Securities Act. Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company and, therefore, the Sponsor may not be able to satisfy those obligations. The Company has not asked the Sponsor to reserve for such eventuality as the Company believes the likelihood of the Sponsor having to indemnify the Trust Account is limited because the Company will endeavor to have all vendors and prospective target businesses as well as other entities execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Sponsor Notes

Sponsor Convertible Note

On April 1, 2022, the Company issued an unsecured convertible promissory note (the “Sponsor Convertible Note”) to the Sponsor, pursuant to which the Company was able to borrow up to $5,000,000 from the Sponsor for ongoing expenses reasonably related to the business of the Company and the consummation of a Business Combination. The Sponsor Convertible Note was non-interest bearing and all unpaid principal were initially due and payable in full on the earlier of (i) May 15, 2023 and (ii) the effective date of a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar Business Combination, involving the Company and one or more businesses (such earlier date, the “Maturity Date”).

Up to $1,500,000 of such loans was convertible into Private Placement Warrants of the post-business combination entity at a price of $1.00 per warrant at the option of the lender. The Sponsor had the option, at any time on or prior to the Maturity Date, to convert any amounts outstanding under the Sponsor Convertible Note, into warrants to purchase the Company’s Class A Ordinary Shares at a conversion price of $1.00 per warrant, with each warrant entitling the holder to purchase one Class A Ordinary Share at a price of $11.50 per share, subject to the same adjustments applicable to the private placement warrants sold concurrently with the Company’s Public Offering. The Sponsor Convertible Note was accounted for within the scope of ASC 815 and as a result, the Company bifurcated from the proceeds allocated to the debt host the fair value of a single derivative that comprises all of the individual features requiring bifurcation. Any remaining debt proceeds was allocated to the debt host. The fair value of the embedded conversion feature upon the issuance of the Sponsor Convertible Note was de minimis.

On May 11, 2023, the Company amended and restated the Sponsor Convertible Note to extend the maturity date from the earlier of (i) May 15, 2023 and (ii) the effective date of a Business Combination to the earlier of (i) May 15, 2024 and (ii) a Business Combination.

On November 6, 2023, as required by the SPA, the Company entered into an Omnibus Termination and Release Agreement with the Original Sponsor (the “Termination Agreement”). Pursuant to the Termination Agreement, the Company terminated the Sponsor Convertible Note in connection with the Closing of the transactions contemplated by the SPA. Accordingly, the carrying value under the Sponsor Convertible Note was recognized as a capital contribution from Original Sponsor.

As of December 31, 2024 and 2023, the Company had $0 in total outstanding borrowings under the Sponsor Convertible Note.

Issuance of Extension Convertible Promissory Note

In the second quarter of 2023, the Company issued a convertible promissory note (the “Extension Convertible Promissory Note”) to the Sponsor with a principal amount up to $3,600,000. The Extension Convertible Promissory Note bared no interest and was repayable in full upon the earlier of (a) the effective date of a Business Combination, or (b) the date of the Company’s liquidation. If the Company did not consummate a Business Combination by the Extended Date, the Extension Convertible Promissory Note would have been repaid only from funds held outside of the Trust Account or forfeited, eliminated or otherwise forgiven. Upon maturity, the outstanding principal of the Extension Convertible Promissory Note was convertible into warrants, at a price of $1.00 per warrant, at the option of the Sponsor. Such warrants would have terms identical to the warrants issued to the Sponsor in a private placement that closed simultaneously with the IPO.

On November 6, 2023, as required by the SPA, the Company entered into a Termination Agreement with the Original Sponsor. Pursuant to the Termination Agreement, the Company terminated the Extension Convertible Promissory Note in connection with the Closing of the transactions contemplated by the SPA.

In connection with the termination of the Extension Convertible Promissory Note, the Original Sponsor agreed to cancel and waive all indebtedness under the Extension Convertible Promissory Note. Accordingly, the carrying value under the Sponsor Convertible Note was recognized as a capital contribution from Original Sponsor.

As of December 31, 2024 and 2023, the Company had $0 in total outstanding borrowings under the Extension Convertible Promissory Note.

Service and Administrative Fees

The Company has agreed, commencing on November 10, 2021, to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities, secretarial and administrative support services provided to the Company’s management team. The Company had incurred $237,000 under this arrangement.

Pursuant to the Termination Agreement, the Company terminated the Administrative Services Agreement, dated November 9, 2021, in connection with the Closing of the transactions contemplated by the SPA. The Original Sponsor forgave and discharged all outstanding fees owed under the Administrative Services Agreement. Accordingly, all outstanding fees, or $237,000, under the Administrative Services Agreement was recognized as a capital contribution from Original Sponsor.

For the year ended December 31, 2024 no services and administrative fees were incurred.